UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                -----------------

Check here if Amendment [ ]: Amendment Number:
                                                ------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         Saugatuck Energy LLC
Address:      354 Pequot Avenue
              Southport, CT 06890

Form 13F File Number: (to be determined after filing)
                      -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David D. Murphy
Title:          Principal, Managing Director
Phone:          (203) 292-2600

Signature, Place and Date of Signing:


    /s/ David D. Murphy                   Southport, CT        February 14, 2012
-------------------------------      ----------------------    -----------------
            [Signature]                   [City, State]             [Date]



Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                          -------------------

Form 13F Information Table Entry Total:                           28
                                                          -------------------

Form 13F Information Table Value Total:                        $100,751
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

None

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                                                     Saugatuck Energy LLC
                                                  FORM 13F INFORMATION TABLE
                                                Quarter Ended December 31, 2011

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                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------
ATWOOD OCEANICS INC          COM            050095108    3,979  100,000 SH       SOLE                100,000
BRISTOW GROUP INC            COM            110394103    3,791   80,000 SH       SOLE                 80,000
CABOT OIL & GAS CORP         COM            127097103    3,795   50,000 SH       SOLE                 50,000
CAMERON INTERNATIONAL CORP   COM            13342B105    3,935   80,000 SH       SOLE                 80,000
CHEVRON CORP NEW             COM            166764100    4,788   45,000 SH       SOLE                 45,000
CIMAREX ENERGY CO            COM            171798101    3,714   60,000 SH       SOLE                 60,000
CNOOC LTD                    SPONSORED ADR  126132109    4,367   25,000 SH       SOLE                 25,000
COMSTOCK RES INC             COM NEW        205768203    2,754  180,000 SH       SOLE                180,000
DIAMOND OFFSHORE DRILLING IN COM            25271C102    3,868   70,000 SH       SOLE                 70,000
DRIL-QUIP INC                COM            262037104    3,620   55,000 SH       SOLE                 55,000
ENBRIDGE INC                 COM            29250N105      561   15,000 SH       SOLE                 15,000
EOG RES INC                  COM            26875P101    3,448   35,000 SH       SOLE                 35,000
FOREST OIL CORP              COM PAR $0.01  346091705    3,523  260,000 SH       SOLE                260,000
GOODRICH PETE CORP           COM NEW        382410405      687   50,000 SH       SOLE                 50,000
GULFPORT ENERGY CORP         COM            402635304    3,858  131,000 SH       SOLE                131,000
HALLIBURTON CO               COM            406216101    4,141  120,000 SH       SOLE                120,000
HOLLYFRONTIER CORP           COM            436106108    2,808  120,000 SH       SOLE                120,000
KODIAK OIL & GAS CORP        COM            50015Q100    5,700  600,000 SH       SOLE                600,000
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408    4,349  175,000 SH       SOLE                175,000
PIONEER NAT RES CO           COM            723787107    4,027   45,000 SH       SOLE                 45,000
RPC INC                      COM            749660106    3,650  200,000 SH       SOLE                200,000
SANDRIDGE ENERGY INC         COM            80007P307    3,672  450,000 SH       SOLE                450,000
SCHLUMBERGER LTD             COM            806857108    4,099   60,000 SH       SOLE                 60,000
SEADRILL LIMITED             SHS            G7945E105    4,313  130,000 SH       SOLE                130,000
SELECT SECTOR SPDR TR        SBI INT-ENERGY 81369Y506    2,420   35,000 SH       SOLE                 35,000
STATOIL ASA                  SPONSORED ADR  85771P102    4,738  185,000 SH       SOLE                185,000
SUPERIOR ENERGY SVCS INC     COM            868157108    2,986  105,000 SH       SOLE                105,000
TENARIS S A                  SPONSORED ADR  88031M109    3,160   85,000 SH       SOLE                 85,000
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